Prepaid expenses and deposits	12 Months Ended
Dec. 31, 2023
Prepaid expenses and deposits

7. Prepaid expenses and deposits

The Company’s prepaid expenses and deposits include the following:

	December 31, 2023	December 31, 2022
	$	$
Research and development	30,705	308,502
Insurance	60,999	95,697
Other prepaids and deposits	63,709	67,938
	155,413	472,137